UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2010
Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.
The Advisors’ Inner Circle Fund
ICM Small Company Portfolio

Annual Report	October 31, 2010
Investment Adviser:
Investment Counselors of Maryland, LLC

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2010
TABLE OF CONTENTS

Shareholders’ Letter	1

Schedule of Investments	6

Statement of Assets and Liabilities	12

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

Report of Independent Registered Public Accounting Firm	25

Disclosure of Portfolio Expenses	26

Trustees and Officers of The Advisors’ Inner Circle Fund	28

Notice to Shareholders	36
The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2010
Dear Shareholder:
The stock market, as measured by the S&P 500 Index, and small caps (as measured by the Russell 2000® Index) in particular, experienced a very strong year, rising 17% and 27%, respectively. The path higher, however, was anything but straight up. During the Portfolio’s third fiscal quarter, the market experienced its first significant correction since the recovery began in March 2009. Initially, the sell off began with the emergence of the sovereign debt crises in Europe, but this was soon followed by disappointing economic data in the U.S., which showed slowing GDP growth, poor job creation numbers and declining consumer confidence. Then in late August, after the Federal Reserve promised a second round of monetary stimulus in the form of a large scale quantitative easing program (dubbed “QE2” by the media), the market shrugged off its economic concerns and rallied 13% to close the fiscal year. The ICM Small Company Portfolio (the “Portfolio”) underperformed its primary benchmark, the Russell 2000® Value Index in this volatile period, but finished strong with a 16% advance for the last two months of the fiscal year.

	Total Returns
	1st Fiscal Qtr	2nd Fiscal Qtr	3rd Fiscal Qtr	4th Fiscal Qtr	Fiscal Year
	Nov. 1, 2009-	Feb. 1, 2010-	May 1, 2010-	Aug. 1, 2010-	Nov. 1, 2009-
	Jan 31, 2010	Apr. 30, 2010	July 31, 2010	Oct. 31, 2010	Oct. 31, 2010
ICM Small Co. Portfolio*	8.40%	18.48%	-11.10%	6.50%	21.60%
Russell 2000® Value Index	7.74%	21.27%	-10.48%	6.38%	24.43%
Russell 2000® Index	7.34%	19.41%	-8.89%	8.39%	26.58%
Russell 2000® Growth Index	6.91%	17.38%	-7.12%	10.39%	28.67%
S&P 500 Index	4.16%	11.05%	-6.69%	7.96%	16.52%

*	The returns shown for the ICM Small Company Portfolio are net of all fees and expenses.

Total annual Portfolio operating expenses are 0.92%.

Total returns assume reinvestment of all dividends and capital gains.
The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent moth end, please call 1-866-234-5426 or visit our website at www.icomd.com.
The market’s advance this year was broad based, with most major sectors up 20% or more. Similar to fiscal 2009, the Portfolio benefitted from its exposure to the more economically sensitive sectors, which continued to outperform more defensive areas like Consumer Staples. The Portfolio’s holdings in the Producer Durables, Materials and Processing and Energy sectors were particularly strong performers.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
There were two primary reasons why the Portfolio failed to keep pace with the Russell 2000® Value this year. First, the Portfolio’s Technology holdings, which rose 14%, significantly underperformed the Technology sector of the benchmark, which advanced 27%. Most of the underperformance occurred in our semiconductor holdings which, despite solid earnings, did not appreciate as much as peers. Nevertheless, we continue to think these stocks are undervalued. They are all industry leaders, trade at substantial discounts to the market on an earnings and cash flow basis, and enjoy cash rich balance sheets.
The second area of relative underperformance for the Portfolio was in the Real Estate Investment Trust (REIT) subsector, which represents 12% of the Russell 2000® Value and advanced 39% this year. While the Portfolio’s REITs outperformed their benchmark counterparts, they represented only 5% of the portfolio. This underweight of such a strong sector was a significant drag on performance. Candidly, we did not foresee the rapid expansion in real estate valuations that occurred once the credit markets reopened. Going forward, however, we think the REITS are now fully valued and we are comfortable with our weighting.
After the September and October rally, many stocks have reached or exceeded their earlier April highs. At the same time, analysts’ estimates for company earnings are no longer rising, which is normally a headwind for stocks. Clearly, the market is being driven by the Federal Reserve’s promise of further monetary stimulus. While this suggests that a degree of caution is warranted, the market has largely discounted the economic slowdown and is still reasonably valued with the S&P 500 Index trading at 12.9x 2011 earnings estimates. This valuation is even more attractive compared to low yielding fixed income alternatives such as Treasuries and corporate bonds that have attracted a great deal of investor funds over the last year.
While we are mindful of the many problems facing the U.S. economy—the most serious being stubbornly high unemployment—there are positive factors at work as well. GDP continues to expand and manufacturing and service industry activity continue to point to further growth. This data is confirmed by the many companies that tell us that their business continues to steadily improve. Further, despite high unemployment, retail sales have been surprisingly resilient, albeit not robust. To us, this points to a continued gradual economic recovery.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
Respectfully,

William V. Heaphy, CFA	Simeon F. Wooten, III, CFA
Principal	Principal
Investment Counselors of	Investment Counselors of
Maryland, LLC	Maryland, LLC
This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
Definition of the Comparative Indices
Russell 2000 Value Index is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.
Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.
Russell 2000 Growth Index is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.
S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
OCTOBER 31, 2010
Growth of a $2,500,000 Investment

*	The ICM Small Company Portfolio commenced operations on April 19, 1989.

The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than its original cost. The Portfolio’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses.

If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Portfolio will meet its stated objectives. The Portfolio’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
See definition of comparative indices on page 4.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
OCTOBER 31, 2010
SECTOR WEIGHTINGS (Unaudited)†:

†  Percentages based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%

	Shares	Value
CONSUMER DISCRETIONARY — 11.0%
Arbitron	429,800	$10,882,536
Brown Shoe	421,700	4,954,975
California Pizza Kitchen*	167,500	2,765,425
Carter’s*	382,900	9,534,210
Cooper Tire & Rubber	602,400	11,813,064
Gentex	476,900	9,528,462
Group 1 Automotive*	410,500	14,474,230
Insight Enterprises*	835,600	12,634,272
JOS A Bank Clothiers*	197,350	8,604,460
Knology*	820,000	11,931,000
MDC Holdings	114,300	2,943,225
Men’s Wearhouse	601,700	14,705,548
Movado Group*	239,500	2,691,980
Outdoor Channel Holdings*	212,300	1,120,944
Papa John’s International*	265,200	6,850,116
Rush Enterprises, Cl A*	183,400	2,914,226
Ryland Group	126,900	1,900,962
Standard Parking*	563,900	9,637,051
Stoneridge*	326,400	3,590,400

		143,477,086

CONSUMER STAPLES — 0.7%
Ralcorp Holdings*	145,600	9,035,936

ENERGY — 5.2%
Approach Resources*	68,900	1,064,505
Carrizo Oil & Gas*	515,400	12,173,748
Comstock Resources*	241,100	5,388,585
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Natural Gas Services Group*	299,500	$4,717,125
Oceaneering International*	230,500	14,261,035
Unit*	182,500	7,159,475
Whiting Petroleum*	232,600	23,362,344

		68,126,817

FINANCIAL SERVICES — 22.5%
Ameris Bancorp*	752,828	6,978,716
Assured Guaranty	456,500	8,696,325
Berkshire Hills Bancorp	324,200	6,270,028
Brandywine Realty Trust†	496,130	5,938,676
Camden Property Trust†	145,000	7,190,550
CapLease†	1,344,500	7,878,770
Cogdell Spencer†	1,021,600	6,711,912
Cohen & Steers	276,400	6,929,348
Columbia Banking System	500,800	9,119,568
CVB Financial	1,014,685	7,721,753
Delphi Financial Group, Cl A	264,100	7,149,187
Duke Realty†	173,300	2,161,051
First Commonwealth Financial	400,700	2,332,074
First Financial Bancorp	150,800	2,539,472
First Financial Holdings	257,600	2,691,920
First Interstate Bancsystem, Cl A	37,400	484,704
First Mercury Financial	461,300	7,519,190
First Midwest Bancorp	199,200	2,133,432
First of Long Island	126,900	3,157,272
Flushing Financial	406,100	5,340,215
FNB	743,300	6,318,050
Hanover Insurance Group	151,600	6,859,900
Hersha Hospitality Trust†	652,000	3,977,200
HFF, Cl A*	400,300	3,934,949
Hudson Valley Holding	328,100	6,414,355
Iberiabank	61,200	3,185,460
Jack Henry & Associates	418,900	11,377,324
Kite Realty Group Trust†	1,077,300	5,149,494
LaSalle Hotel Properties†	275,300	6,521,857
Lexington Realty Trust†	1,099,041	8,550,539
Liberty Property Trust†	155,600	5,206,376
Mack-Cali Realty†	157,400	5,285,492
Meadowbrook Insurance Group	448,310	3,868,915
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
FINANCIAL SERVICES — continued
National Penn Bancshares	616,000	$3,997,840
Navigators Group*	237,500	10,917,875
Park Sterling Bank*	375,000	2,182,500
Parkway Properties†	199,600	3,105,776
Pebblebrook Hotel Trust†*	461,800	9,046,662
ProAssurance*	122,400	7,036,776
Prosperity Bancshares	282,700	8,789,143
Selective Insurance Group	296,900	5,023,548
Sterling Bancshares	770,400	4,152,456
Trico Bancshares	404,600	6,307,714
Union First Market Bankshares	571,500	7,349,490
United Community Banks*	1,224,200	2,399,432
United Financial Bancorp	115,000	1,557,100
Univest Corp of Pennsylvania	256,700	4,841,362
Waddell & Reed Financial, Cl A	286,900	8,340,183
Washington Trust Bancorp	309,400	6,215,846
Weingarten Realty Investors†	312,100	7,530,973
Whitney Holding	312,000	2,583,360
Wilmington Trust	438,100	3,114,891
Wright Express*	130,400	4,917,384

		295,004,385

HEALTH CARE — 6.1%
Bio-Rad Laboratories, Cl A*	196,300	17,788,706
Conmed*	530,700	11,680,707
Hanger Orthopedic Group*	844,600	15,810,912
Medical Action Industries*	393,400	3,902,528
Omnicare	212,900	5,135,148
Sirona Dental Systems*	489,100	18,414,615
West Pharmaceutical Services	204,800	7,309,312

		80,041,928

INDUSTRIALS — 0.7%
Altra Holdings*	268,500	3,973,800
Astec Industries*	157,600	4,644,472

		8,618,272

INFORMATION TECHNOLOGY — 0.9%
NCI, Cl A*	381,800	7,116,752
Spectrum Control*	259,400	3,958,444

		11,075,196

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
MATERIALS & PROCESSING — 13.7%
ABM Industries	452,100	$10,194,855
Acuity Brands	217,100	10,870,197
Aptargroup	505,400	22,682,352
Beacon Roofing Supply*	387,200	5,715,072
Belden CDT	355,000	9,904,500
Brady, Cl A	350,000	10,762,500
Carpenter Technology	348,500	12,427,510
Cytec Industries	172,500	8,542,200
Ferro*	975,700	13,386,604
Gibraltar Industries*	848,100	7,743,153
Interline Brands*	776,100	15,591,849
OM Group*	420,300	13,983,381
Quanex Building Products	457,600	8,245,952
Rogers*	400,500	14,257,800
Sensient Technologies	481,000	15,541,110

		179,849,035

PRODUCER DURABLES — 22.1%
Actuant, Cl A	692,400	15,558,228
Albany International, Cl A	500,000	10,200,000
Allegiant Travel, Cl A	241,500	11,372,235
Ametek	343,850	18,585,093
Briggs & Stratton	543,700	9,569,120
CBIZ*	1,566,900	9,276,048
Celadon Group*	664,900	8,623,753
Compass Diversified Holdings	998,700	17,007,861
ESCO Technologies	270,800	9,283,024
Esterline Technologies*	189,400	11,447,336
Gardner Denver	180,200	10,419,164
Granite Construction	449,300	10,864,074
Heico, Cl A	324,025	12,034,288
Kaman	555,100	14,959,945
Littelfuse*	368,300	15,626,969
Measurement Specialties*	803,300	17,945,722
Methode Electronics	1,073,200	9,970,028
Michael Baker*	339,700	11,101,396
Navigant Consulting*	1,003,400	9,181,110
Orbital Sciences*	718,600	11,670,064
Regal-Beloit	274,500	15,841,395
Rush Enterprises, Cl B*	105,400	1,582,054
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
PRODUCER DURABLES — continued
Saia*	209,000	$3,026,320
Tennant	257,600	8,642,480
Triumph Group	187,200	15,648,048

		289,435,755

TECHNOLOGY — 11.4%
ATMI*	562,700	9,942,909
Aviat Networks*	1,091,200	4,964,960
Black Box	375,500	12,466,600
Coherent*	226,000	9,482,960
CommScope*	606,600	19,204,956
Cymer*	304,300	11,243,885
Diebold	362,600	11,113,690
Emulex*	718,800	8,194,320
Formfactor*	307,100	2,988,083
Harmonic*	1,490,600	10,404,388
Integrated Device Technology*	2,197,200	12,941,508
Jabil Circuit	465,400	7,139,236
ON Semiconductor*	1,494,920	11,466,036
Tekelec*	690,500	8,990,310
Xyratex*	565,300	8,750,844

		149,294,685

UTILITIES — 2.1%
Piedmont Natural Gas	495,000	14,597,550
Unisource Energy	369,900	12,972,393

		27,569,943

TOTAL COMMON STOCK (Cost $1,073,125,418)		1,261,529,038

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
OCTOBER 31, 2010
REPURCHASE AGREEMENT — 3.6%

	Face
	Amount	Value
HSBC
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase amount $47,997,784 (collateralized by a U.S. Treasury Bond, par value $26,820,000, 4.500%, 8/15/39, International Bank for Reconstruction & Development Bond, par value $13,205,000, 5.000%, 4/1/16, and International Bank for Reconstruction & Development Bond, par value $2,925,000, 7.625%, 1/19/23; total market value $48,961,353) (Cost $47,996,904)	$47,996,904	$47,996,904

TOTAL INVESTMENT — 100.0% (Cost $1,121,122,322)		$1,309,525,942

Percentages are based on Net Assets of $1,309,073,850.

*	Non-income producing security.

†	Real Estate Investment Trust

Cl	Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
OCTOBER 31, 2010
STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Market Value (Cost $1,121,122,322)	$1,309,525,942
Receivable for Investment Securities Sold	1,083,542
Receivable for Capital Shares Sold	796,141
Dividend and Interest Receivable	246,000
Prepaid Expenses	28,365

Total Assets	1,311,679,990

Liabilities:
Payable for Investment Securities Purchased	870,411
Payable due to Investment Advisor	770,738
Payable for Capital Shares Redeemed	553,283
Payable due to Administration	71,645
Chief Compliance Officer Fees Payable	3,232
Payable due to Trustees	2,080
Other Accrued Expenses	334,751

Total Liabilities	2,606,140

Net Assets	$1,309,073,850

Net Assets Consist of:
Paid-in Capital	$1,133,912,529
Accumulated Net Realized Loss on Investments	(13,242,299)
Net Unrealized Appreciation on Investments	188,403,620

Net Assets	$1,309,073,850

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	48,305,530

Net Asset Value, Offering and Redemption Price Per Share	$27.10

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO FOR THE YEAR ENDED
OCTOBER 31, 2010
STATEMENT OF OPERATIONS

Investment Income
Dividends	$15,678,146
Interest	53,702

Total Income	15,731,848

Expenses
Investment Advisory Fees	9,243,973
Administration Fees	853,229
Chief Compliance Officer Fees	10,037
Trustees’ Fees	8,394
Shareholder Servicing Fees	1,709,975
Transfer Agent Fees	87,942
Custodian Fees	52,313
Printing Fees	52,081
Legal Fees	43,030
Registration and Filing Fees	25,483
Audit Fees	19,340
Other Expenses	33,920

Total Expenses	12,139,717
Less: Fees Paid Indirectly (See Note 4)	(71)

Net Expenses	12,139,646

Net Investment Income	3,592,202

Net Realized Gain on Investments	45,002,944
Net Change in Unrealized Appreciation (Depreciation) on Investments	187,912,353

Total Net Realized and Unrealized Gain on Investments	232,915,297

Net Increase in Net Assets Resulting from Operations	$236,507,499

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	October 31,	October 31,
	2010	2009
Operations:
Net Investment Income	$3,592,202	$3,118,007
Net Realized Gain (Loss) on Investments	45,002,944	(59,084,311)
Net Change in Unrealized Appreciation (Depreciation) on Investments	187,912,353	170,128,576

Net Increase in Net Assets Resulting from Operations	236,507,499	114,162,272

Dividends and Distributions:
Net Investment Income	(5,545,109)	(5,360,433)
Net Realized Gains	—	(125,724,804)

Total Dividends and Distributions	(5,545,109)	(131,085,237)

Capital Share Transactions:
Issued	381,549,489	293,945,475
Reinvestment of Distributions	5,216,175	125,038,262
Redeemed	(509,073,801)	(286,196,305)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(122,308,137)	132,787,432

Total Increase in Net Assets	108,654,253	115,864,467

Net Assets:
Beginning of Year	1,200,419,597	1,084,555,130

End of Year	$1,309,073,850	$1,200,419,597

Undistributed Net Investment Income	$—	$979,993

Share Transactions:
Issued	14,832,613	14,944,114
Reinvestment of Distributions	203,344	7,062,641
Redeemed	(20,358,171)	(15,044,625)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,322,214)	6,962,130

Amounts designated as “—” are either zero, or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

	Years Ended October 31,
	2010		2009		2008		2007	2006
Net Asset Value, Beginning of Year	$22.38		$23.24		$41.21		$41.72	$37.19

Income from Operations:
Net Investment Income (Loss)*	0.07		0.06		0.14		0.17	(0.01)
Net Realized and Unrealized Gain (Loss)	4.76		1.93		(12.66)		5.33	6.95

Total from Operations	4.83		1.99		(12.52)		5.50	6.94

Dividends and Distributions:
Net Investment Income	(0.11)		(0.10)		(0.17)		(0.18)	—
Net Realized Gain	—		(2.75)		(5.28)		(5.83)	(2.41)

Total Dividends and Distributions	(0.11)		(2.85)		(5.45)		(6.01)	(2.41)

Net Asset Value, End of Year	$27.10		$22.38		$23.24		$41.21	$41.72

Total Return†	21.60%		11.92%		(34.34)%		14.65%	19.56%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$1,309,074		$1,200,420		$1,084,555		$1,690,065	$1,517,032
Ratio of Expenses to Average Net Assets	0.92	%(1)	0.89	%(1)	0.87	%(1)	0.87%	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.27%		0.31%		0.44%		0.42%	(0.03)%
Portfolio Turnover Rate	24%		33%		29%		35%	21%

(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.92%, 0.89% and 0.87%, respectively.

*	Per share calculations were performed using average shares for the period.

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
OCTOBER 31, 2010
NOTES TO FINANCIAL STATEMENTS
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the “Portfolio”). The Portfolio seeks maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies measured in terms of revenues and assets and, more importantly, in terms of market capitalization. The Portfolio normally seeks to achieve its objective by investing at least 80% of its net assets at the time of initial purchase in common stocks of companies that have market capitalizations that are under $2 billion. The Portfolio may invest in equity securities listed on the New York and American Stock Exchanges or traded on the over-the-counter markets operated by the NASD. The Portfolio invests mainly in common stocks, but it may also invest in other types of equity securities. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Portfolio.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2010, there were no fair valued securities.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For details of the investment classification, refer to the Schedule of Investments.

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$1,261,529,038	$—	$—	$1,261,529,038
Repurchase Agreement	—	47,996,904	—	47,996,904

Total Investments in Securities	$1,261,529,038	$47,996,904	$—	$1,309,525,942

For the year ended October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2010, there were no Level 3 securities.
For the year ended October 31, 2010, there were no significant changes to the Portfolio’s fair value methodologies.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the year ended October 31, 2010, the Portfolio did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Portfolio did not incur any significant interest or penalties.
Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.
Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio’s distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.
Investments in REITs — With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
The services provided by the Chief Compliance Officer (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by the Board.
4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:
The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $245,000 for two portfolios, plus $75,000 per additional portfolio, plus $15,000 per additional class or 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.
Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolios that are serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Investment Counselors of Maryland, LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.
The Portfolio may earn cash management credits which can be used to offset transfer agent expenses. During the year ended October 31, 2010, the Portfolio earned credits of $71 which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.
Union Bank, N.A. acts as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.
5. Investment Advisory Agreement:
Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the “Adviser”), owned in part by Investment Counselors of Maryland, Inc., a company wholly-owned by Old Mutual (US) Holdings Inc. and ICM Management LLC, a company wholly-owned by seven officers of the Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio’s average daily net assets.
6. Investment Transactions:
For the year ended October 31, 2010, the Portfolio made purchases of $295,588,171 and had sales of $421,884,730 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.
To the extent these differences are permanent in nature they are charged or credited to paid in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the difference arise. Accordingly, the following permanent differences, primarily attributable to REIT adjustments, partnership investments and distribution reclassifications, have been reclassified to/from the following accounts as of October 31, 2010.

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid in
	Income	Gain	Capital
	$972,914	$2,615,678	$(3,588,592)
These reclassifications had no impact on net assets or net asset value of the Portfolio. The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total
2010	$5,545,109	$—	$5,545,109
2009	4,651,824	126,433,413	131,085,237
As of October 31, 2010, the components of Distributable Earnings on a tax basis were as follows:

Capital Loss Carryforwards	$(15,094,747)
Net Unrealized Appreciation	190,256,056
Other Temporary Differences	12

Total Distributable Earnings	$175,161,321

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
applied against future gains. As of October 31, 2010, the Portfolio had the following capital loss carryforwards:

Year Expiring	Amount
2017	$15,094,747
During the year ended October 31, 2010, the Portfolio utilized capital loss carryforwards of $45,124,518 to offset capital gains.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2010, were as follows:

	Aggregate	Aggregate
	Gross	Gross
Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$1,119,269,886	$298,761,277	$(108,505,221)	$190,256,056
8. Other:
At October 31, 2010, 34% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.
In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
9. Loans of Portfolio Securities:
The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent the market value of the securities loaned were to increase and the borrower did not increase the collateral

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
At October 31, 2010, there were no securities on loan to brokers.
10. New Accounting Pronouncement:
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.
11. Subsequent Events:
The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of
The Advisors’ Inner Circle Fund and Shareholders of
ICM Small Company Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ICM Small Company Portfolio (one of the portfolios constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Fund”) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2010

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table below illustrates your Portfolio’s costs in two ways.
•	Actual Portfolio return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Portfolio under the heading “Expenses Paid During Period.”

•	Hypothetical 5% return. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited) (Concluded)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	5/1/2010	10/31/2010	Ratios	Period*

Actual Fund Return	$1,000.00	$946.80	0.96%	$4.71
Hypothetical 5% Return	1,000.00	1,020.37	0.96	4.89

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons term is defined in the 1940 Act by

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INTERESTED BOARD MEMBERS

ROBERT A. NESHER 64 yrs. old	Chairman of the Board of Trustees	(Since 1991)

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 70 yrs. old	Trustee	(since 1992)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-234-5426. The following chart lists Trustees and Officers as of October 31, 2010.

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Opportunity Fund, L.P,, SEI Structured Credit Fund, L.P., SEI Multi-Strategy Funds plc., and SEI Islamic Investments Fund plc.

Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976- 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Limited and SEI Investments — Unit Trust Management (UK) Limited.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT BOARD MEMBERS

JAMES M. STOREY 79 yrs. old	Trustee	(Since 1994)

GEORGE J. SULLIVAN, JR. 67 yrs. old	Trustee	(Since 1999)

BETTY L. KRIKORIAN 67 yrs. old	Trustee	(Since 2005)

CHARLES E. CARLBOM 76 yrs. old	Trustee	(Since 2005)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Attorney, Solo Practitioner since 1994. Partner, Dechert, September 1987- December 1993.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Massachusetts Health and Education Tax-Exempt Trust, and U.S. Charitable Gift Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

Self-Employed Consultant, Newfound Consultants, Inc. since April 1997.	34	Trustee of the Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

Vice President Compliance, AARP Financial Inc. since September 2008. Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003.	34	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Self-Employed Business Consultant, Business Project Inc. since 1997. CEO and President, United Grocers Inc. from 1997 to 2000.	34	Director, Oregon Transfer Company and Oregon Transfer Logistics, Inc. and Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT BOARD MEMBERS (continued)

MITCHELL A. JOHNSON 68 yrs. old	Trustee	(Since 2005)

JOHN K. DARR 66 yrs. old	Trustee	(Since 2008)

OFFICERS

PHILIP T. MASTERSON	President	(Since 2008)
46 yrs. old

MICHAEL LAWSON 50 yrs. old	Treasurer, Controller and Chief Financial Officer	(Since 2005)

RUSSELL EMERY 47 yrs. old	Chief Compliance Officer	(Since 2006)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO

Number of
Funds in
The Advisors’
	Inner Circle	Other Directorships
Principal Occupation(s)	Fund Overseen	Held by
During Past 5 Years	by Board Member	Board Member[3]

Retired.	34	Trustee of the Advisors’ Inner Circle Fund II, and Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

CEO, Office of Finance, FHL Banks from 1992 to 2007.	34	Director of Federal Home Loan Bank of Pittsburgh and Manna, Inc. and Trustee of the Advisors’ Inner Circle Fund II and Bishop Street Funds.

Managing Director of SEI Investments since 2006. Vice President and Assistant Secretary of the Administrator from 2004 to 2006. General Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.
	N/A	N/A

Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments Fund Accounting from April 1995 to February 1998 and November 1998 to July 2005.	N/A	N/A

Director of Investment Product Management and Development at SEI Investments since February 2003. Senior Investment Analyst, Equity team at SEI Investments from March 2000 to February 2003.	N/A	N/A

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served

OFFICERS (continued)

JOSEPH M. GALLO 37 yrs. old	Vice President and Secretary	(Since 2007)

CAROLYN F. MEAD 53 yrs. old	Vice President and Assistant Secretary	(Since 2007)

JAMES NDIAYE 42 yrs. old	Vice President and Assistant Secretary	(Since 2004)

TIMOTHY D. BARTO 42 yrs. old	Vice President and Assistant Secretary	(Since 2000)

MICHAEL BEATTIE 45 yrs. old	Vice President	(Since 2009)

ANDREW S. DECKER 47 yrs. old	AML Officer	(Since 2008)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO

Number of
Funds in
	The Advisors’	Other
	Inner Circle Fund	Directorships
Principal Occupation(s)	Overseen by	Held by
During Past 5 Years	Board Member	Board Member

Corporate Counsel of SEI since 2007; Associate Counsel, ICMA Retirement Corporation 2004-2007; Federal Investigator, U.S. Department of Labor 2002-2004; U.S. Securities and Exchange Commission—Division of Investment Management, 2003
	N/A	N/A

Corporate Counsel of SEI since 2007; Associate, Stradley, Ronon, Stevens & Young 2004-2007;Counsel, ING Variable Annuities, 1999-2002.	N/A	N/A

Employed by SEI Investments Company since 2004. Vice President, Deutsche Asset Management from 2003-2004. Associate, Morgan, Lewis & Bockius LLP from 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group from 1999-2000.
	N/A	N/A

General Counsel, Vice President and Assistant Secretary of SEI Investments Global Funds Services since 1999; Associate, Dechert (law firm) from 1997-1999; Associate, Richter, Miller & Finn (law firm) from 1994-1997.
	N/A	N/A

Director of Client Services at SEI since 2004.	N/A	N/A

Compliance Officer and Product Manager, SEI, 2005 — 2008. Vice President, Old Mutual Capital, 2000- 2005. Operations Director, Prudential Investments, 1998 — 2000.	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO
NOTICE TO SHAREHOLDERS (Unaudited)
For shareholders that do not have an October 31, 2010 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2010 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2010, the Portfolio is designating the following items with regard to distributions paid during the year.

Dividends
Qualifying for
			Corporate				Qualified
Long Term	Ordinary		Dividend	Qualifying	U.S.	Qualified	Short-Term
Capital Gain	Income	Total	Receivable	Dividend	Government	Interest	Capital
Distribution	Distributions	Distributions	Deduction(1)	Income(2)	Interest(3)	Income(4)	Gain(5)
0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	5.94%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Analytic Global Long-Short Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after December 31, 2009.
The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2010. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

ICM Small Company Portfolio
P.O. Box 219009
Kansas City, MO 64121
866-234-5426
Adviser:
Investment Counselors of Maryland, LLC
803 Cathedral Street
Baltimore, MD 21201
Distributor:
SEI Investments Distribution Co.
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
This information must be preceded or accompanied by a current prospectus for the Portfolio described.
ICM-AR-001-0900

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.
Item 3. Audit Committee Financial Expert.
(a)(1) The registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust
PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

	2010			2009
			All other fees			All other fees
		All fees and	and services		All fees and	and services
	All fees and	services to	to service	All fees and	services to	to service
	services to	service	affiliates that	services to	service	affiliates that
	the Trust that	affiliates that	did not	the Trust that	affiliates that	did not
	were	were	require	were	were	require
	pre-approved	pre-approved	pre-approval	pre-approved	pre-approved	pre-approval
(a) Audit Fees	$211,890	$0	$0	$244,818	$0	$0
(b) Audit-Related Fees	$4,000	$0	$0	$0	$0	$0
(c) Tax Fees	$55,000	$0	$0	$0	$0	$0
(d) All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust
E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

	2010			2009
			All other fees			All other fees
		All fees and	and services		All fees and	and services
	All fees and	services to	to service	All fees and	services to	to service
	services to	service	affiliates that	services to	service	affiliates that
	the Trust that	affiliates that	did not	the Trust that	affiliates that	did not
	were pre-	were pre-	require pre-	were pre-	were pre-	require pre-
	approved	approved	approval	approved	approved	approval
(a) Audit Fees	$259,524	N/A	N/A	$245,808	N/A	N/A
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A
(e)(1) Not applicable.
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2010	2009
Audit-Related Fees	1.9%	0%
Tax Fees	26.0%	0%
All Other Fees	0%	0%
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2010	2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President
Date: December 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President

Date: December 17, 2010

By (Signature and Title)*	/s/ Michael Lawson Michael Lawson, Treasurer,
Controller & CFO
Date: December 17, 2010

*	Print the name and title of each signing officer under his or her signature.